UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment |_|; Amendment Number: ______
   This Amendment (Check only one.):    |_| is a restatement.
                                        |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Alesco Advisors LLC
Address:    1080 Pittsford-Victor Road
            Pittsford, New York 14534

Form 13F File Number:  28-_________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jeffrey D. Bradley
Title:  Chief Compliance Officer
Phone:  (585) 586-0970

Signature, Place, and Date of Signing:

  JEFFREY D. BRADLEY             Pittsford, NY            11/13/2006
----------------------        ------------------        --------------
     (Signature)                 (City, State)              (Date)

Report Type (Check only one):

|x| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      61
Form 13F Information Table Value Total:      $293,163
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.

                           FORM 13F INFORMATION TABLE

                                  TITLE OF                              SHARES/  SH/ PUT/  INVSTMT   OTHER      VOTING AUTHORITY
    NAME OF ISSUER                 CLASS           CUSIP      VALUE     PRN AMT  PRN CALL  DSCRETN  MANAGERS  SOLE  SHARED    NONE
-----------------------           --------       ---------   --------   -------  --- ----  -------  --------  ----  ------    ----
ALTRIA GROUP INC                     COM        02209S 10 3  $   209     2,730              OTHER             2,730                0
AMGEN INC                            COM        031162 10 0  $   231     3,233              OTHER             3,233                0
ANAREN INC                           COM        032744 10 4  $   577    27,396              OTHER             9,095           18,301
ANHEUSER BUSCH COS INC               COM        035229 10 3  $ 2,352    49,496              OTHER            49,496                0
AT& T INC                            COM        00206R 10 2  $   281     8,627              OTHER             8,627                0
BANK OF AMERICA CORPORATION          COM        060505 10 4  $ 9,406   175,575              OTHER             8,985          166,590
BOEING CO                            COM        097023 10 5  $   285     3,610              OTHER             3,610                0
BROWN & BROWN INC                    COM        115236 10 1  $   403    13,180              OTHER                 0           13,180
CANADIAN NATL RY CO                  COM        136375 10 2  $   235     5,600              OTHER             5,600                0
CITIGROUP INC                        COM        172967 10 1  $   637    12,817              OTHER            12,817                0
COMCAST CORP NEW                     CL A       20030N 10 1  $   295     7,990              OTHER             7,990                0
CONSTELLATION BRANDS INC             CL A       21036P 10 8  $   333    11,576              OTHER            11,576                0
CORNING INC                          COM        219350 10 5  $   200     8,200              OTHER             8,200                0
DIAMONDS TR                       UNIT SER 1    252787 10 6  $   280     2,400               SOLE             2,400                0
DISNEY WALT CO                    COM DISNEY    254687 10 6  $   234     7,575              OTHER             7,575                0
EXELON CORP                          COM        30161N 10 1  $   307     5,075              OTHER             5,075                0
EXXON MOBIL CORP                     COM        30231G 10 2  $   578     8,607              OTHER             8,607                0
FIRST NIAGARA FINL GP INC            COM        33582V 10 8  $ 2,175   148,793              OTHER                30          148,763
GENERAL ELECTRIC CO                  COM        369604 10 3  $   521    14,773              OTHER            14,773                0
HARTFORD FINL SVCS GROUP INC         COM        416515 10 4  $   233     2,685              OTHER             2,685                0
HEWLETT PACKARD CO                   COM        428236 10 3  $   286     7,799              OTHER             7,799                0
HOME PROPERTIES INC                  COM        437306 10 3  $   515     9,015              OTHER             9,015                0
INTERNATIONAL BUSINESS MACHS         COM        459200 10 1  $   245     2,985              OTHER             2,985                0
ISHARES TR                      LEHMAN AGG BND  464287 22 6  $ 6,268    62,575               SOLE            61,550            1,025
ISHARES TR                      MSCI EMERG MKT  464287 23 4  $   280     2,890               SOLE             2,890                0
ISHARES TR                      MSCI EAFE IDX   464287 46 5  $24,750   365,320               SOLE           352,420           12,900
ISHARES TR                      S&P MIDCAP 400  464287 50 7  $27,001   357,911               SOLE           339,986           17,925
ISHARES TR                      S&P MIDCP VALU  464287 70 5  $11,156   150,760               SOLE           144,835            5,925
ISHARES TR                      S&P MC 400 GRW  464287 60 6  $ 9,994   132,562               SOLE           127,537            5,025
ISHARES TR                      S&P SMLCAP 600  464287 80 4  $28,815   470,138               SOLE           447,562           22,576
ISHARES TR                     S&P SMLCAP VALU  464287 87 9  $ 7,439   106,655               SOLE            99,755            6,900
ISHARES TR                     S&P SMLCAP GROW  464287 88 7  $ 9,055    75,774               SOLE            72,499            3,275
ISHARES TR                      S&P 500 VALUE   464287 40 8  $ 7,251   100,975               SOLE            94,775            6,200
ISHARES TR                      S&P 500 INDEX   464287 20 0  $25,056   187,338               SOLE           184,288            3,050
ISHARES TR                        S&P500 GRW    464287 30 9  $ 7,454   120,805               SOLE           115,377            5,428
ISHARES TR                       RUSSELL 1000   464287 62 2  $ 1,524    21,100               SOLE            21,100                0
ISHARES TR                      RSSL MCRCP IDX  464288 86 9  $   785    14,695               SOLE            14,695                0
ISHARES TR                      US TIPS BD FD   464287 17 6  $ 4,068    40,215               SOLE            36,340            3,875
ISHARES TR                      20+ YR TRS BD   464287 43 2  $   923    10,325               SOLE             9,525              800
JPMORGAN CHASE & CO                  COM        46625H 10 0  $   401     8,545              OTHER             8,545                0
LOEWS CORP                           COM        540424 10 8  $   222     5,865              OTHER             5,865                0
M&T BK CORP                          COM        55261F 10 4  $   373     3,110              OTHER             3,110                0
MIDCAP SPDR TR                    UNIT SER 1    595635 10 3  $ 1,305     9,475               SOLE             9,475                0
PARLUX FRAGRANCES INC                COM        701645 10 3  $   280    55,100              OTHER                 0           55,100
PAYCHEX INC                          COM        704326 10 7  $   573    15,559              OTHER            15,559                0
PFIZER INC                           COM        717081 10 3  $   269     9,483              OTHER             9,483                0
PHOENIX FOOTWEAR GROUP INC           COM        71903M 10 0  $ 3,135   671,300              OTHER                 0          671,300
PROCTER & GAMBLE CO                  COM        742718 10 9  $   369     5,948              OTHER             5,948                0
RADIAN GROUP INC                     COM        750236 10 1  $   219     3,645              OTHER             3,645                0
RF MICRODEVICES INC.                 COM        749941 10 0  $   100    13,230              OTHER            13,230                0
SANOFI AVENTIS                  SPONSORED ADR   80105N 10 5  $   209     4,695              OTHER             4,695                0
SPDR TR                           UNIT SER 1    78462F 10 3  $69,497   520,264               SOLE           498,306           21,958
STREETTRACKS SER TR              DJ WLSH REIT   86330E 60 4  $19,710   239,925              OTHER           234,800            5,125
TORCHMARK CORP                       COM        891027 10 4  $   210     3,330              OTHER             3,330                0
UNITED TECHNOLOGIES CORP             COM        913017 10 9  $   222     3,500              OTHER             3,500                0
UNITEDHEALTH GROUP INC               COM        91324P 10 2  $   209     4,250              OTHER             4,250                0
VANGUARD INDEX FDS                 REIT ETF     922908 55 3  $ 2,051    28,525               SOLE            28,525                0
WACHOVIA CORP 2ND NEW                COM        929903 10 2  $   209     3,745              OTHER             3,745                0
WELLPOINT INC                        COM        94973V 10 7  $   235     3,055              OTHER             3,055                0
WELLS FARGO & CO NEW                 COM        949746 10 1  $   437    12,090              OTHER            12,090                0
XEROX CORP                           COM        984121 10 3  $   292    18,772              OTHER            18,772                0